Additional Financial Information - Summary of Accounts Receivable Monetization (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Pooled Monetization Agreements | Trade Accounts Receivable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets	$ 46.0	$ 46.0